TAXATION	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXATION

11.	INCOME TAXES

The components of income tax expense are as follows:

(in thousands of $)	2016	2015	2014
Current tax expense:
U.K.	712	435	2,212
Norway	272	—	—
Croatia	45	—	—
Malaysia	6	—	—
Total current tax expense	1,035	435	2,212
Deferred tax expense:
U.K.	90	—	161
Amortization of tax benefit arising on intra-group transfers of long-term assets	(1,714)	(3,488)	(3,487)
Total income tax benefit	(589)	(3,053)	(1,114)

The income taxes for the years ended December 31, 2016, 2015 and 2014 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2016	2015	2014
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of long-term assets	(1,714)	(3,488)	(3,487)
Effect of movement in other deferred tax balances	90	—	—
Effect of adjustments in respect of current tax in prior periods	(334)	(330)	1,411
Effect of taxable income in various countries	1,369	765	962
Total tax credit	(589)	(3,053)	(1,114)

Bermuda

Under current Bermuda law, we are not required to pay corporate income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees). We have received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, we will be exempted from taxation until March 31, 2035.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. The management of the company believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on our U.S. source income.

United Kingdom

Current taxation of $0.7 million, $0.4 million and $2.2 million for the years ended December 31, 2016, 2015 and 2014, respectively, relates to taxation of the operations of our United Kingdom subsidiaries. Taxable revenues in the U.K. are generated by our U.K. subsidiary companies and are comprised of management fees received from Golar group companies (including related parties) as well as revenues from the operation of certain of Golar's vessels. These vessels are sub-leased from other non-U.K Golar companies.

As at December 31, 2016, our 2016 U.K. income tax returns have not been filed. Accordingly, once filed, the tax years 2013 to 2016 remain open for examination by the U.K. tax authorities. As at December 31, 2016, the statutory rate in the U.K. was 20%.

There are ongoing inquiries and discussions with the U.K. tax authorities for certain subsidiaries in relation to tax depreciation claims. If the U.K. tax authorities successfully challenged the availability of the tax depreciation claims, this would impact ours or that of the lessor banks' tax returns from 2003 onwards. Further detail on this matter is included within ''Other commitments and contingencies'' (see note 33).

Deferred income tax assets are summarized as follows:

(in thousands of $)	2016	2015
Deferred tax assets, gross	4	260

We recorded deferred tax assets of $0.0 million and $0.3 million as of December 31, 2016 and 2015, respectively, which have been classified as non-current and included within Note 22, ''Other non-current assets''. These assets relate to differences for depreciation and other temporary differences.

Other jurisdictions

Taxable income in Norway, Croatia and Malaysia relate to taxation of the operations of our Norway, Croatia and Malaysia subsidiaries and are comprised of management fees received from Golar group companies.

No tax has been levied on income derived from our subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands. Under the Consolidated Tax Amendments Act of 2010, our Liberian subsidiaries should be considered non-resident Liberian corporations which are wholly exempted from Liberian taxation effective as of 1977.

There are no potential deferred tax liabilities arising on undistributed earnings within the Company. This is because no tax should arise on the distribution of any retained earnings.